Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

January 10, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Prime Series (the “Fund”), a series of Cash Reserve Fund, Inc. (the “Corporation”) (Reg. Nos. 002-72658, 811-03196)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 50 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, that was filed electronically on January 5, 2011.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

                    /s/Laura McCollum
Laura McCollum, Esq.
Vice President and Counsel

cc:           Adam M. Schlichtmann, Ropes & Gray LLP